Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

As at December 31, 2019 and 2018, the Company’s cash and cash equivalents balance was $649,916 and $410,683, respectively. These balances included $423,443 and $292,290, respectively, of money market funds, repurchase agreements and commercial paper.